Income Taxes (Schedule of reconciliation of the theoretical income tax expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes		$ 87,630	$ 88,188	$ 71,928
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical income tax expense		$ 20,154	$ 20,283	$ 16,543
Income tax on earning of previous years		0	0	5,306
Non-deductible expenses	[1]	651	358	285
Income tax rate differential		(12,417)	(12,702)	(10,715)
Other		610	300	232
Actual income tax expense (benefit)		$ 8,998	$ 8,239	$ 11,651

[1]	Including non-deductible share-based compensation and FRT transaction expenses.